Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
IFRS Statement [Line Items]
Net income	$ 17,429	$ 14,298
Net change in unrealized gain/(loss) on financial assets at fair value through other comprehensive income
Change in unrealized gain/(loss)	(1,343)	27
Reclassification to earnings of net loss/(gain)	2	(75)
Changes in allowance for credit losses recognized in earnings	(5)	1
Income taxes relating to:
Change in unrealized gain/(loss)	360	(2)
Reclassification to earnings of net loss/(gain)		16
Net change in unrealized gain/(loss) on financial assets at fair value through other comprehensive income	(986)	(33)
Net change in unrealized foreign currency translation gain/(loss) on investments in foreign operations, net of hedging activities
Unrealized gain/(loss)	9,230	(6,082)
Reclassification to earnings of net loss/(gain)	50
Net gain/(loss) on hedges	(3,271)	2,649
Reclassification to earnings of net loss/(gain) on hedges	(68)
Income taxes relating to:
Net gain/(loss) on hedges	859	(694)
Reclassification to earnings of net loss/(gain) on hedges	18
Net change in unrealized foreign currency translation gain/(loss) on investments in foreign operations, net of hedging activities	6,818	(4,127)
Net change in gain/(loss) on derivatives designated as cash flow hedges
Change in gain/(loss)	(6,179)	(3,172)
Reclassification to earnings of loss/(gain)	(4,100)	607
Income taxes relating to:
Change in gain/(loss)	1,660	761
Reclassification to earnings of loss/(gain)	972	(92)
Net change in gain/(loss) on derivatives designated as cash flow hedges	(7,647)	(1,896)
Remeasurement gain/(loss) on employee benefit plans
Gain/(loss)	1,105	2,422
Income taxes	(290)	(635)
Actuarial gain/(loss) on employee benefit plans	815	1,787
Change in net unrealized gain/(loss) on equity securities designated at fair value through other comprehensive income
Change in net unrealized gain/(loss)	(214)	587
Income taxes	56	(154)
Change in net unrealized gain/(loss) on equity securities designated at fair value through other comprehensive income	(158)	433
Gain/(loss) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss
Gain/(loss)	87	69
Income taxes	(23)	(18)
Gain/(loss) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss	64	51
Total other comprehensive income (loss)	(4,294)	(4,553)
Total comprehensive income (loss)	13,135	9,745
Attributable to:
Comprehensive income (loss), attributable to shareholders	12,876	9,496
Preferred shareholders and other equity instrument holders	259	249
Schwab [Member]
Income taxes relating to:
Share of other comprehensive income (loss) from investment in Schwab	$ (3,200)	$ (768)